JPMORGAN TRUST II

270 Park Avenue

New York, New York 10017

December 5, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust II (the “Trust”) on behalf of

The JPMorgan Tax Free Bond Fund (the “Fund”)

File Nos. 002-95973 and 811-04236

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940, exhibits containing interactive data format risk/return summary information for the Fund. These exhibits contain the risk/return summary information in the prospectus for the Fund dated July 1, 2014. The purpose of this filing is to submit the XBRL information from the Rule 497 filing dated December 1, 2014 for the Fund.

If you have any questions, please call the undersigned at (212) 623-2435.

Sincerely,

/s/ Pamela L. Woodley
Pamela L. Woodley Assistant Secretary